Credit Facilities, Long-Term Debt and Lease Liabilities - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Principal repayments	$ 3,808	$ 3,466
Cost
Disclosure of detailed information about borrowings [line items]
Principal repayments	3,692
Lease liabilities	151
Cost | 2025
Disclosure of detailed information about borrowings [line items]
Principal repayments	566
Lease liabilities	4
Cost | 2026
Disclosure of detailed information about borrowings [line items]
Principal repayments	169
Lease liabilities	5
Cost | 2027
Disclosure of detailed information about borrowings [line items]
Principal repayments	331
Lease liabilities	5
Cost | 2028
Disclosure of detailed information about borrowings [line items]
Principal repayments	309
Lease liabilities	5
Cost | 2029
Disclosure of detailed information about borrowings [line items]
Principal repayments	824
Lease liabilities	5
Cost | 2030 and thereafter
Disclosure of detailed information about borrowings [line items]
Principal repayments	1,493
Lease liabilities	$ 127